Note 10 - Income Taxes - Income Tax Provision (Benefit) (Details)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Statutory federal rate	34.00%	34.00%
State income taxes, net of federal income tax benefit	7.30%	3.00%
Permanent differences for tax purposes	9.40%	1.00%
Change in valuation allowance		(176.30%)
Other	(10.40%)
	40.30%	(138.30%)